Summary of Significant Accounting Policies - Schedule of Contract Assets and Deferred Revenues (Details) - Diamir Biosciences Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract assets at beginning
Contract assets Net change due to billings	86,373
Contract assets Revenue recognized	86,373
Contract assets at ending
Contract Costs [Member]
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract assets at beginning
Contract assets Net change due to billings
Contract assets Revenue recognized
Contract assets at ending
Unbilled Revenues [Member]
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract assets at beginning
Contract assets Net change due to billings	86,373
Contract assets Revenue recognized	86,373
Contract assets at ending
Contract liabilities Deferred revenue [Member]
Schedule of Contract Assets and Deferred Revenues [Line Items]
Contract liabilities Deferred revenue at beginning	43,982
Contract liabilities Deferred revenue Net change due to billings		43,982
Contract liabilities Deferred revenue Revenue recognized	43,982
Contract liabilities Deferred revenue at ending		$ 43,982